OTHER ASSETS (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
OTHER ASSETS.
Schedule of other assets	Other assets as of June 30, 2022 and 2021 consisted of:

	June 30, 2022	June 30, 2021
Account receivable	$261,852	$—
Other receivables	349,793	770,985
	$611,645	$770,985

Other assets as of June 30, 2021 and 2020 consisted of:

	June 30, 2021	June 30, 2020
Advance payment to third party companies	$—	$1,839
Other receivables	770,985	2,053,068
	$770,985	$2,054,907

Other assets as of June 30, 2020 and 2019 consisted of:

	June 30, 2020	June 30, 2019
Deposit for direct financing lease	$—	$182,782
Advance payment to third party companies	1,839	872
Other receivables	2,053,068	1,922,667
	$2,054,907	$2,106,321